Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Buildings And Land [Member]	Dec. 31, 2010 Buildings And Land [Member]	Dec. 31, 2011 Machinery And Equipment [Member]	Dec. 31, 2010 Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed asset impairments associated with restructuring activities	$ 1.0	$ 5.3
Net book value of capital lease assets			$ 2.1	$ 3.7	$ 0.9	$ 1.6